Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash		$ 194,113	$ 1,808,603
Accounts receivable, net		80,587	2,198
Contract cost assets		138,740	341,808
Deferred offering costs			1,046,187
Prepaid expenses and other current assets		1,246,256	451,217
Total current assets		1,659,696	3,987,933
Non-current assets:
Property and equipment, net		139,717	202,777
Operating lease right-of-use assets		991,796	1,639,233
Other non-current assets		243,040
Total non-current assets		1,374,553	1,842,010
TOTAL ASSETS		3,034,249	5,829,943
Current liabilities:
Current portion of long-term borrowings		59,887	68,987
Accounts payable		322,027	202,289
Deferred revenue		409,654	572,186
Accrued expenses and other liabilities		191,098	733,189
Operating lease liabilities, current		363,297	430,554
Total current liabilities		1,345,963	2,012,025
Non-current liabilities:
Amounts due to related parties, non-current		1,345,225
Long-term borrowings		95,624	176,589
Operating lease liabilities, non-current		628,499	1,208,679
Total non-current liabilities		2,069,348	1,385,268
TOTAL LIABILITIES		3,415,311	3,397,293
COMMITMENTS AND CONTINGENCIES
Shareholders’ (deficit)/ equity
Additional paid-in capital		14,003,653	8,426,684
Accumulated deficit		(14,306,387)	(6,183,545)
Accumulated other comprehensive (loss)/income		(83,492)	184,491
Total shareholders’ (deficit)/ equity		(381,062)	2,432,650
TOTAL LIABILITIES AND EQUITY		3,034,249	5,829,943
Related Parties
Current assets:
Amounts due from related parties			337,920
Current liabilities:
Amounts due to related parties			4,820
Non-current liabilities:
Amounts due to related parties, non-current		1,345,225
Class A Ordinary Shares
Shareholders’ (deficit)/ equity
Ordinary shares value	[1]	500	500
Class B Ordinary Shares
Shareholders’ (deficit)/ equity
Ordinary shares value	[1]	$ 4,664	$ 4,520

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1).